Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	15.14%	11.14%	10.86%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	16.25%	11.36%	10.85%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	20.24%	11.62%	10.86%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Average Annual Return, Percent	21.86%	12.18%	11.24%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Average Annual Return, Percent	22.66%	12.91%	11.96%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Average Annual Return, Percent	22.47%	12.74%	11.80%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	22.16%	12.46%	11.52%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (without sales charge)
Average Annual Return, Percent	21.25%	11.62%	10.85%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	21.24%	11.62%	10.86%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	21.86%	12.18%	11.24%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	22.66%	12.91%	11.96%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (without sales charge)
Average Annual Return, Percent	22.47%	12.74%	11.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%